LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
LONG-TERM INVESTMENTS
Cost method investments	$ 50,626	$ 46,724
Equity method investments	138,330	127,233
Available-for-sale investments	7,860	6,801
Total	$ 196,816	$ 180,758